MTB GROUP OF FUNDS

(Variable Annuity Funds)

100 East Pratt Street, 15th floor

Baltimore, Maryland 21202

January 23, 2008

VIA EDGAR

Securities and Exchange Commission

Office of Insurance Products

100 F Street, N.E.

Washington, D.C. 20549

RE:	MTB Group of Funds (the “Trust”)/MTB Large Cap Value Fund II (the “Fund”)

File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed is the Preliminary Information Statement for the above-referenced Trust, with respect to the Fund. Definitive copies of this Information Statement are expected to be released to shareholders on or about February 4, 2008.

The purpose of this Information Statement is to notify shareholders of portfolio management changes for the Fund. The Trust and MTB Investment Advisors, Inc. (“MTBIA”), the Fund’s investment advisor, received an exemptive order from the U.S. Securities and Exchange Commission (“Commission”) that permits MTBIA to hire new sub-advisors or make changes to the existing sub-advisory agreements with the approval of the Trust’s Board of Trustees, but without obtaining approval of the shareholders of the affected Fund. As a condition of this exemptive order, MTBIA and the Trust are required to furnish shareholders with information about the new sub-advisors or sub-advisory agreements.

If the Trust is not alerted by the Staff of the Commission within ten (10) days of the filing of this statement concerning comments on the information disclosed in it, the Trust will consider itself free to mail the definitive Information Statement to its shareholders without waiting to hear from the Staff.

In connection with the review of this filing by staff of the Commission, the Trust acknowledges the staff’s view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

No fees are required in connection with this filing. Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Best regards,

The Bank of New York Mellon

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth

cc:	T. Rus, MTB